1933 Act File No. 33-43017
                                                      1940 Act File No. 811-6418


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 21                     [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         [X]
                                     OF 1940

                                Amendment No. 21                             [X]

                        LORD ABBETT TAX-FREE INCOME TRUST
                        ---------------------------------
                Exact Name of Registrant as Specified in Charter

                                90 Hudson Street
                          Jersey City, New Jersey 07302
                      Address of Principal Executive Office

                  Registrant's Telephone Number (800) 201-6984
                  --------------------------------------------

                      Christina T. Simmons, Vice President
                                90 Hudson Street
                          Jersey City, New Jersey 07302
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

   X     immediately upon filing pursuant to paragraph (b)
-------

         on ___________ pursuant to paragraph (b)
-------

         60 days after filing pursuant to paragraph (a) (1)
-------

         on (date) pursuant to paragraph (a) (1)
-------

         75 days after filing pursuant to paragraph (a) (2)
-------

         on (date) pursuant to paragraph (a) (2) of Rule 485
-------

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a ------- previously filed post-effective amendment.

                        LORD ABBETT TAX-FREE INCOME TRUST
                            A Delaware Business Trust

                       Adoption of Registration Statement
              Pursuant to Rule 414 under the Securities Act of 1933


Pursuant to Rule 414 under the Securities Act of 1933 (the "Act") and the Agreement and Plan of Reorganization dated May 17, 2002 between the Lord Abbett Tax-Free Income Trust, a Massachusetts business trust (the "Predecessor Trust"), and the Lord Abbett Tax-Free Income Trust, a Delaware business trust (the "Successor Trust"), the Successor Trust hereby expressly adopts the registration statement of the Predecessor Trust, as the Successor Trust's own registration statement for all purposes of the Act, the Investment Company Act of 1940, the Securities Exchange Act of 1934 and other applicable law.

                        LORD ABBETT TAX-FREE INCOME TRUST

                                     PART C
                                OTHER INFORMATION

Item 23        Exhibits

               (a)  Declaration and Agreement of Trust. Filed herein.

               (b)  By-Laws. Filed herein.

               (c) Instruments Defining Rights of Security Holders. Not applicable.

               (d) Investment Advisory Contracts, Management Agreement. Filed herein.

               (e) Underwriting Contracts. Distribution Agreement. Filed herein.

               (f) Bonus or Profit Sharing Contracts. Incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on January 31, 2001.

               (g)  (i)   Custodian Agreement. Incorporated by reference to Post
                          Effective Amendment No. 19 to the Registration
                          Statement on Form N-1A filed on January 31, 2001.
                    (ii)  Form of Amendment to Custodian Agreement. Filed
                          herein.

               (h)  Transfer Agency Agreement. Incorporated by reference.

               (i)  Legal Opinion. Not Applicable.

               (j)  Other Opinion. Not Applicable.

               (k)  Omitted Financial Statements. Not Applicable.

               (l)  Initial Capital Agreements incorporated by reference.

               (m)  Rule 12b-1 Plans. Filed herein.

                    (i)   Rule 12b-1 Class A Plans for all Funds

                    (ii)  Rule 12b-1 Class C Plan for the Florida Fund

                    (iii) Rule 12b-1 Class P Plan for all Funds

               (n) Rule 18f-3 Plan. Incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on January 31, 2001.

               (o)  Not applicable.

               (p)  Code of Ethics. Filed herein.


Item 24        Persons Controlled by or Under Common Control with the Fund

               None.

Item 25        Indemnification

               All Trustees, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration and Agreement of Trust.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expense incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               In addition, Registrant maintains a Trustees' and officers' errors and omissions liability insurance policy protecting Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26        Business and Other Connections of Investment Adviser

               Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporation, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, or partner of any entity.

Item 27        Principal Underwriters

               (a)  Lord Abbett Affiliated Fund, Inc.
                    Lord Abbett Blend Trust
                    Lord Abbett Bond-Debenture Fund, Inc.
                    Lord Abbett Developing Growth Fund, Inc.
                    Lord Abbett Global Fund, Inc.
                    Lord Abbett Investment Trust
                    Lord Abbett Large-Cap Growth Fund
                    Lord Abbett Mid-Cap Value Fund, Inc.
                    Lord Abbett Research Fund, Inc.
                    Lord Abbett Series Fund, Inc.
                    Lord Abbett Securities Trust
                    Lord Abbett Tax-Free Income Fund, Inc.
                    Lord Abbett Tax-Free Income Trust
                    Lord Abbett U.S. Government Money Market Fund, Inc

               (b) The partners of Lord, Abbett & Co. who are also officers of the Trust are:

               Name and Principal        Positions and Offices
               Business Address*         with Registrant

               Robert S. Dow             Chairman and President
               Paul A. Hilstad           Vice President & Secretary
               Lawrence H. Kaplan        Vice President & Assistant Secretary
               Joan A. Binstock          Vice President
               Zane E. Brown             Vice President
               Daniel E. Carper          Vice President

The other partners who are neither officers nor trustees of the Trust are: John
E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Michael A. Grant,
W. Thomas Hudson, Jr., Stephen J. McGruder, Robert G. Morris, Robert J. Noelke,
R. Mark Pennington, Eli M. Salzmann, Douglas B. Seig, Christopher J. Towle, Edward von der Linde and Marion Zapolin.

               *Each of the above has a principal business address: 90 Hudson Street, Jersey City, New Jersey 07302-3973

          (c)  Not applicable

Item 28        Location of Accounts and Records

               Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

               Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

               Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29        Management Services

               None

Item 30        Undertakings

               Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

               Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 22nd day of July, 2002.

                                        LORD ABBETT TAX-FREE INCOME TRUST

                                        /s/ Christina T. Simmons
                                        -------------------------
                                        By: Christina T. Simmons
                                            Vice President & Assistant Secretary

                                        /s/ Francie W. Tai
                                        ---------------------------
                                        By: Francie W. Tai
                                            Treasurer

                        Lord Abbett Tax-Free Income Trust

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                 Title                      Date
----------                                 -----                      ----

                                   Chairman, President
/s/Robert S. Dow*                    and Director/Trustee        July 22, 2002
--------------------------         ------------------------      ---------------
Robert S. Dow

/s/ E. Thayer Bigelow*             Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
E. Thayer Bigelow

/s/William H. T. Bush*             Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
William H. T. Bush

/s/Robert B. Calhoun, Jr.*         Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon*               Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
Stewart S. Dixon

/s/Franklin W. Hobbs*              Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
Franklin W. Hobbs

/s/C. Alan MacDonald*              Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
C. Alan MacDonald

/s/Thomas J. Neff*                 Director/Trustee              July 22, 2002
--------------------------         ------------------------      ---------------
Thomas J. Neff

*/s/ Christina T. Simmons
--------------------------
  Attorney-in-Fact